Goodwill and Intangible Assets - Summary of Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at December 31, 2021	$ 464,566	$ 10,068
Acquired goodwill during the period		454,498
Measurement period adjustments	(302)
Balance at March 31, 2022	$ 464,264	$ 464,566